Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Trade receivables	$ 2,443	$ 2,144
Unbilled revenues	$ 941	$ 777